20. Other payables (Tables)	12 Months Ended
Dec. 31, 2018
Other Payables Tables Abstract
Other payables
	Note	12.31.18	12.31.17
Non-current
Loans (mutuum) with CAMMESA		2,282,176	2,783,474
ENRE penalties and discounts		5,097,402	5,737,612
Liability with FOTAE		207,371	280,813
Payment agreements with ENRE		37,196	108,069
Total Non-current		7,624,145	8,909,968

Current
ENRE penalties and discounts		1,835,590	425,563
Related parties	35.d	7,571	7,756
Advances for works to be performed		13,577	20,046
Payment agreements with ENRE		65,301	93,550
Total Current		1,922,039	546,915